Share-Based Compensation - Schedule of Stock-based Compensation (Details) - Successor [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Stock-based compensation	$ 1,034,000	$ 5,654,000
Costs of Services [Member]
Stock-based compensation	517,000	2,392,000
Selling, General and Administrative Services [Member]
Stock-based compensation	$ 517,000	$ 3,262,000